UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21474

               Oppenheimer Limited Term California Municipal Fund
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JULY 31

           Date of reporting period: AUGUST 1, 2004 - JANUARY 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP TEN INDUSTRIES
--------------------------------------------------------------------------------
Tobacco Settlements                                                        25.1%
--------------------------------------------------------------------------------
Special Tax                                                                13.2
--------------------------------------------------------------------------------
Municipal Leases                                                            9.4
--------------------------------------------------------------------------------
General Obligation                                                          9.1
--------------------------------------------------------------------------------
Special Assessment                                                          7.1
--------------------------------------------------------------------------------
Hospital/Health Care                                                        6.6
--------------------------------------------------------------------------------
Multifamily Housing                                                         5.9
--------------------------------------------------------------------------------
Pollution Control                                                           5.2
--------------------------------------------------------------------------------
Marine/Aviation Facilities                                                  4.9
--------------------------------------------------------------------------------
Electric Utilities                                                          3.9

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2005, and are based on total value of investments.


--------------------------------------------------------------------------------
CREDIT ALLOCATION

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL]

AAA                32.8%
AA                  3.7
A                  12.1
BBB                46.9
BB                  0.3
B                   0.1
Not Rated           4.1

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2005, and are dollar-weighted based on total investments. Securities rated by any rating organization are included in the equivalent S & P rating category. The allocation includes rated securities and those not rated by a national rating organization but to which the ratings above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.
--------------------------------------------------------------------------------


             12 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. THIS SEMIANNUAL REPORT MUST BE PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND. BEFORE INVESTING IN ANY OF THE OPPENHEIMER FUNDS, INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUNDS. FOR MORE INFORMATION, ASK YOUR FINANCIAL ADVISOR, CALL US AT 1.800.525.7048, OR VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ PROSPECTUSES CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

Please remember this Fund has a limited operating history.

CLASS A shares of the Fund were first publicly offered on 2/25/04. The average annual total returns are shown net of the applicable 3.50% maximum initial sales charge.

CLASS B shares of the Fund were first publicly offered on 2/25/04. The average annual total returns are shown net of the applicable contingent deferred sales charge of 4% (1-year) and 1% (5-year). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 2/25/04. The average annual total returns are shown net of the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


             13 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


             14 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                            BEGINNING         ENDING         EXPENSES
                            ACCOUNT           ACCOUNT        PAID DURING
                            VALUE             VALUE          6 MONTHS ENDED
                            (8/1/04)          (1/31/05)      JANUARY 31, 2005
--------------------------------------------------------------------------------
Class A Actual              $ 1,000.00        $1,066.00      $   4.16
--------------------------------------------------------------------------------
Class A Hypothetical          1,000.00          1021.11          4.07
--------------------------------------------------------------------------------
Class B Actual                1,000.00          1063.90          8.07
--------------------------------------------------------------------------------
Class B Hypothetical          1,000.00          1017.34          7.89
--------------------------------------------------------------------------------
Class C Actual                1,000.00          1062.30          8.07
--------------------------------------------------------------------------------
Class C Hypothetical          1,000.00          1017.34          7.89

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended January 31, 2005 are as follows:

CLASS          EXPENSE RATIOS
-------------------------------
Class A             0.80%
-------------------------------
Class B             1.55
-------------------------------
Class C             1.55

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


             15 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  January 31, 2005 / Unaudited
--------------------------------------------------------------------------------

PRINCIPAL                                                                                  EFFECTIVE          VALUE
   AMOUNT                                                    COUPON       MATURITY         MATURITY*     SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--119.5%
-------------------------------------------------------------------------------------------------------------------
CALIFORNIA--112.9%
$   5,000     ABAG Finance Authority for NonProfit
              Corporations (Civic Center Drive Apartments)   5.875%     03/01/2032      09/01/2009 1      $   5,209
-------------------------------------------------------------------------------------------------------------------
    5,000     ABAG Finance Authority for NonProfit
              Corporations COP                               5.600      11/01/2023      11/01/2005 1          5,050
-------------------------------------------------------------------------------------------------------------------
   10,000     ABAG Finance Authority for NonProfit
              Corporations COP                               5.800      03/01/2023      03/01/2005 1         10,013
-------------------------------------------------------------------------------------------------------------------
  250,000     ABAG Finance Authority for NonProfit
              Corporations COP (Lytton Gardens)              6.000      02/15/2019      02/15/2008 1        268,578
-------------------------------------------------------------------------------------------------------------------
  260,000     ABAG Finance Authority for NonProfit
              Corporations, Series A                         0.000 4    04/20/2019      04/20/2012 1        116,012
-------------------------------------------------------------------------------------------------------------------
  115,000     Adelanto Improvement Agency, Series B          5.500      12/01/2023      06/01/2005 1        117,254
-------------------------------------------------------------------------------------------------------------------
   75,000     Adelanto Public Financing Authority,
              Series B                                       7.250      09/15/2015      03/15/2005 1         75,120
-------------------------------------------------------------------------------------------------------------------
   10,000     Alum Rock Union Elementary
              School District                                5.300      09/01/2021      09/01/2005 1         10,119
-------------------------------------------------------------------------------------------------------------------
   25,000     Azusa COP                                      5.750      08/01/2020      02/01/2005 1         25,665
-------------------------------------------------------------------------------------------------------------------
   25,000     Beaumont Financing Authority, Series A         7.000      09/01/2023      09/01/2005 1         25,157
-------------------------------------------------------------------------------------------------------------------
   50,000     Bell Community Hsg. Authority
              (Mobile Home Parks)                            6.400      10/01/2025      10/01/2005 1         51,981
-------------------------------------------------------------------------------------------------------------------
   80,000     Burbank Glendale Pasadena
              Airport Authority                              6.400      06/01/2010      06/01/2005 1         80,239
-------------------------------------------------------------------------------------------------------------------
  400,000     CA CDA (East Valley Tourist)                  11.000      10/01/2020      03/01/2007 2        406,120
-------------------------------------------------------------------------------------------------------------------
  445,000     CA County Tobacco Securitization
              Agency (TASC)                                  5.750      06/01/2029      12/01/2012 2        433,590
-------------------------------------------------------------------------------------------------------------------
  110,000     CA County Tobacco Securitization
              Agency (TASC)                                  5.750      06/01/2030      06/04/2012 2        107,199
-------------------------------------------------------------------------------------------------------------------
  100,000     CA County Tobacco Securitization
              Agency (TASC)                                  5.875      06/01/2043      09/01/2019 3         94,006
-------------------------------------------------------------------------------------------------------------------
   25,000     CA Department of Veterans Affairs
              Home Purchase                                  5.100      12/01/2019      06/01/2005 1         25,080
-------------------------------------------------------------------------------------------------------------------
   60,000     CA Department of Veterans Affairs
              Home Purchase                                  5.500      12/01/2019      01/09/2012 1         64,252
-------------------------------------------------------------------------------------------------------------------
  100,000     CA Department of Water Resources
              (Center Valley)                                5.250      07/01/2022      07/01/2005 1        100,266
-------------------------------------------------------------------------------------------------------------------
   25,000     CA Department of Water Resources
              (Center Valley)                                5.400      07/01/2012      07/01/2005 1         25,060
-------------------------------------------------------------------------------------------------------------------
   10,000     CA Educational Facilities Authority
              (Cedars-Sinai Medical Center)                  6.125      12/01/2019      12/01/2009 1         11,061
-------------------------------------------------------------------------------------------------------------------
   35,000     CA Educational Facilities Authority
              (College of Osteopathic Medicine)              5.750      06/01/2018      06/01/2005 1         36,083
-------------------------------------------------------------------------------------------------------------------
   90,000     CA Educational Facilities Authority
              (University of Redlands)                       6.000      10/01/2025      10/01/2005 1         93,695
-------------------------------------------------------------------------------------------------------------------
   20,000     CA EFA (College and University Financing)      6.250      06/01/2018      06/01/2005 1         20,121
-------------------------------------------------------------------------------------------------------------------
   60,000     CA GO                                          5.100      03/01/2010      03/02/2005 1         60,124


             16 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

PRINCIPAL                                                                                  EFFECTIVE          VALUE
   AMOUNT                                                    COUPON       MATURITY         MATURITY*     SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$    90,000   CA GO                                          5.125%     10/01/2017      04/01/2005 1    $    91,272
-------------------------------------------------------------------------------------------------------------------
     50,000   CA GO                                          5.150      10/01/2019      10/01/2005 1         50,709
-------------------------------------------------------------------------------------------------------------------
     25,000   CA GO                                          5.250      04/01/2018      04/01/2005 1         25,035
-------------------------------------------------------------------------------------------------------------------
     10,000   CA GO                                          5.250      04/01/2019      04/01/2005 1         10,014
-------------------------------------------------------------------------------------------------------------------
     55,000   CA GO                                          5.500      04/01/2019      04/01/2005 1         55,273
-------------------------------------------------------------------------------------------------------------------
     40,000   CA GO                                          5.500      03/01/2020      03/01/2005 1         40,492
-------------------------------------------------------------------------------------------------------------------
    145,000   CA GO                                          5.500      10/01/2022      04/01/2005 1        145,558
-------------------------------------------------------------------------------------------------------------------
    100,000   CA GO                                          5.625      10/01/2023      10/01/2006 1        106,043
-------------------------------------------------------------------------------------------------------------------
     15,000   CA GO                                          5.750      03/01/2015      03/01/2005 1         15,191
-------------------------------------------------------------------------------------------------------------------
     35,000   CA GO                                          5.750      11/01/2017      05/01/2005 1         35,285
-------------------------------------------------------------------------------------------------------------------
     35,000   CA GO                                          5.750      11/01/2017      05/01/2005 1         35,285
-------------------------------------------------------------------------------------------------------------------
     25,000   CA GO                                          5.900      04/01/2023      04/01/2005 1         25,143
-------------------------------------------------------------------------------------------------------------------
     20,000   CA GO                                          6.000      08/01/2015      02/01/2005 1         20,553
-------------------------------------------------------------------------------------------------------------------
      5,000   CA GO                                          6.000      05/01/2018      05/01/2005 1          5,091
-------------------------------------------------------------------------------------------------------------------
     10,000   CA GO                                          6.000      10/01/2021      04/01/2005 1         10,060
-------------------------------------------------------------------------------------------------------------------
    605,000   CA GO                                          6.250      10/01/2019      04/01/2005 1        606,876
-------------------------------------------------------------------------------------------------------------------
     10,000   CA GO                                          6.800      11/01/2008      05/01/2005 1         10,310
-------------------------------------------------------------------------------------------------------------------
    125,000   CA Golden State Tobacco
              Securitization Corp.                           5.500      06/01/2019      06/01/2007 1        130,791
-------------------------------------------------------------------------------------------------------------------
    200,000   CA Golden State Tobacco
              Securitization Corp.                           5.750      06/01/2021      06/01/2008 1        213,998
-------------------------------------------------------------------------------------------------------------------
  3,930,000   CA Golden State Tobacco
              Securitization Corp. 5                         6.250      06/01/2033      09/11/2012 2      3,948,314
-------------------------------------------------------------------------------------------------------------------
    300,000   CA Golden State Tobacco
              Securitization Corp.                           7.800      06/01/2042      06/01/2013 1        333,828
-------------------------------------------------------------------------------------------------------------------
  1,555,000   CA Golden State Tobacco
              Securitization Corp.                           7.900      06/01/2042      06/01/2013 1      1,740,387
-------------------------------------------------------------------------------------------------------------------
  1,120,000   CA Golden State Tobacco
              Securitization Corp. (TASC)                    7.875      06/01/2042      06/01/2013 1      1,251,723
-------------------------------------------------------------------------------------------------------------------
    430,000   CA Golden State Tobacco
              Securitization Corp. (TASC)                    7.875      06/01/2042      06/01/2013 1        480,572
-------------------------------------------------------------------------------------------------------------------
     20,000   CA Health Facilities Financing Authority
              (Catholic Healthcare West), Series A           6.000      07/01/2025      07/01/2008 1         21,342
-------------------------------------------------------------------------------------------------------------------
     10,000   CA Health Facilities Financing Authority
              (Children's Hospital)                          5.750      07/01/2023      03/01/2005 1         10,115
-------------------------------------------------------------------------------------------------------------------
     25,000   CA Health Facilities Financing Authority
              (Community Program)                            7.200      01/01/2012      02/01/2005 1         25,330
-------------------------------------------------------------------------------------------------------------------
     20,000   CA Health Facilities Financing Authority
              (Mercy Senior Hsg.)                            5.800      12/01/2018      12/01/2005 1         20,226
-------------------------------------------------------------------------------------------------------------------
    500,000   CA Health Facilities Financing Authority
              (Scripps Research Institute), Series A         6.300      07/01/2009      07/01/2005 1        511,400
-------------------------------------------------------------------------------------------------------------------
     10,000   CA Health Facilities Financing Authority
              (Small Facilities Loan), Series A              6.700      03/01/2011      03/01/2005 1         10,023


             17 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

PRINCIPAL                                                                                  EFFECTIVE          VALUE
   AMOUNT                                                    COUPON       MATURITY         MATURITY*     SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$   30,000    CA HFA (Multifamily Hsg.)                      5.450%     08/01/2028      08/01/2010 1    $    30,978
-------------------------------------------------------------------------------------------------------------------
    10,000    CA HFA (Multifamily Hsg.)                      5.950      08/01/2028      02/01/2009 1         10,351
-------------------------------------------------------------------------------------------------------------------
   200,000    CA HFA (Multifamily Hsg.)                      6.050      08/01/2016      08/01/2006 1        212,044
-------------------------------------------------------------------------------------------------------------------
    55,000    CA HFA (Multifamily Hsg.)                      6.050      08/01/2038      02/01/2009 1         56,920
-------------------------------------------------------------------------------------------------------------------
    15,000    CA HFA (Multifamily Hsg.)                      6.150      08/01/2022      08/01/2006 1         15,628
-------------------------------------------------------------------------------------------------------------------
    25,000    CA HFA (Multifamily Hsg.)                      6.300      08/01/2026      02/01/2008 1         25,802
-------------------------------------------------------------------------------------------------------------------
    10,000    CA HFA (Single Family Mtg.), Series A          5.300      08/01/2018      02/01/2010 1         10,457
-------------------------------------------------------------------------------------------------------------------
    10,000    CA HFA (Single Family Mtg.), Series B          6.200      08/01/2014      10/01/2007 1         10,093
-------------------------------------------------------------------------------------------------------------------
   465,000    CA HFA, Series B                               7.125      08/01/2024      02/01/2005 1        488,292
-------------------------------------------------------------------------------------------------------------------
     5,000    CA HFA, Series B-1                             5.200      08/01/2011      08/01/2009 1          5,076
-------------------------------------------------------------------------------------------------------------------
    45,000    CA Loan Purchasing Finance Authority           5.600      10/01/2014      04/01/2005 1         45,332
-------------------------------------------------------------------------------------------------------------------
    30,000    CA Pollution Control Financing Authority
              (Sacramento Biosolids Facility)                5.300      12/01/2017      12/01/2012 1         32,112
-------------------------------------------------------------------------------------------------------------------
   130,000    CA Pollution Control Financing Authority
              (San Diego Gas & Electric Company)             5.850      06/01/2021      06/01/2005 1        131,269
-------------------------------------------------------------------------------------------------------------------
    20,000    CA Pollution Control Financing Authority
              (Southern California Edison Company)           5.550      09/01/2031      09/01/2011 1         21,716
-------------------------------------------------------------------------------------------------------------------
   375,000    CA Pollution Control Financing Authority
              (Southern California Edison Company)           6.000      07/01/2027      07/01/2005 1        379,005
-------------------------------------------------------------------------------------------------------------------
   700,000    CA Pollution Control Financing Authority
              (Southern California Edison Company)           6.400      12/01/2024      12/01/2005 1        709,107
-------------------------------------------------------------------------------------------------------------------
   445,000    CA Pollution Control Financing Authority
              (Southern California Edison Company)           6.400      12/01/2024      06/01/2005 1        446,006
-------------------------------------------------------------------------------------------------------------------
   200,000    CA Pollution Control Financing Authority
              (Southern California Edison Company)           6.400      12/01/2024      06/01/2005 1        204,900
-------------------------------------------------------------------------------------------------------------------
    10,000    CA Pollution Control Financing Authority
              (Southern California Edison Company)           6.900      12/01/2017      12/01/2005 1         10,127
-------------------------------------------------------------------------------------------------------------------
    20,000    CA Pollution Control Financing Authority
              (Southern California Water Company)            5.500      12/01/2026      12/01/2005 1         20,234
-------------------------------------------------------------------------------------------------------------------
    25,000    CA Public Works
              (Department of Corrections)                    5.250      01/01/2021      01/01/2006 1         25,607
-------------------------------------------------------------------------------------------------------------------
 1,000,000    CA Public Works
              (Department of Corrections)                    5.500      01/01/2017      01/01/2006 1      1,047,440
-------------------------------------------------------------------------------------------------------------------
    35,000    CA Public Works
              (Department of Corrections)                    5.500      06/01/2019      06/01/2006 1         35,778
-------------------------------------------------------------------------------------------------------------------
   200,000    CA Public Works
              (Department of Corrections)                    5.500      06/01/2019      06/01/2005 1        204,448
-------------------------------------------------------------------------------------------------------------------
    25,000    CA Public Works
              (Department of Food & Agriculture)             5.400      06/01/2013      06/01/2005 1         25,235
-------------------------------------------------------------------------------------------------------------------
   335,000    CA Public Works
              (Department of Justice Building)               5.625      05/01/2020      05/01/2005 1        340,893
-------------------------------------------------------------------------------------------------------------------
    15,000    CA Public Works
              (Dept. of Corrections-State Prison)            5.500      06/01/2019      06/01/2006 1         15,322
-------------------------------------------------------------------------------------------------------------------
   120,000    CA Public Works (State Universities)           5.500      12/01/2018      12/01/2005 1        121,385


             18 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

PRINCIPAL                                                                                  EFFECTIVE          VALUE
   AMOUNT                                                    COUPON       MATURITY         MATURITY*     SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$   25,000    CA Public Works (State Universities)             5.500%   06/01/2021      06/01/2005 1    $    25,172
-------------------------------------------------------------------------------------------------------------------
    30,000    CA Public Works (State Universities)             5.500    06/01/2021      06/01/2005 1         30,291
-------------------------------------------------------------------------------------------------------------------
    15,000    CA Resource Efficiency Financing Authority       6.000    07/01/2017      07/01/2005 1         15,340
-------------------------------------------------------------------------------------------------------------------
   100,000    CA Statewide CDA (Bouquet Canyon)                5.300    07/01/2018      07/01/2010 1        104,532
-------------------------------------------------------------------------------------------------------------------
    95,000    CA Statewide CDA (CA Odd Fellow Hsg.)            5.375    10/01/2013      10/01/2005 1         95,979
-------------------------------------------------------------------------------------------------------------------
    25,000    CA Statewide CDA (CA Odd Fellow Hsg.)            5.500    10/01/2023      10/01/2005 1         25,204
-------------------------------------------------------------------------------------------------------------------
   400,000    CA Statewide CDA (Fairfield Apartments)          6.500    01/01/2016      10/10/2011 2        407,960
-------------------------------------------------------------------------------------------------------------------
    25,000    CA Statewide CDA
              (Sutter Health Obligated Group)                  5.500    08/15/2022      08/15/2005 1         25,877
-------------------------------------------------------------------------------------------------------------------
    40,000    CA Statewide CDA COP
              (Motion Picture & TV Fund)                       5.375    01/01/2020      07/01/2005 1         40,478
-------------------------------------------------------------------------------------------------------------------
    25,000    CA Statewide CDA COP
              (Salk Institute for Biological Studies)          6.200    07/01/2024      07/01/2005 1         25,573
-------------------------------------------------------------------------------------------------------------------
   500,000    CA Statewide CDA COP INFLOS                      9.293 6  10/01/2011      03/15/2010 3        622,160
-------------------------------------------------------------------------------------------------------------------
   175,000    CA Statewide Financing Authority
              Tobacco Settlement (TASC)                        5.625    05/01/2029      04/04/2011 2        169,915
-------------------------------------------------------------------------------------------------------------------
    95,000    CA Statewide Financing Authority
              Tobacco Settlement (TASC)                        5.625    05/01/2029      07/30/2010 2         92,239
-------------------------------------------------------------------------------------------------------------------
    25,000    CA Valley Health System COP                      6.875    05/15/2023      05/15/2005 1         25,079
-------------------------------------------------------------------------------------------------------------------
   295,000    CA Valley Health System, Series A                6.500    05/15/2025      05/15/2008 1        307,437
-------------------------------------------------------------------------------------------------------------------
 1,000,000    CA Veterans GO, Series B                         5.450    12/01/2017      12/01/2005 1      1,035,010
-------------------------------------------------------------------------------------------------------------------
    90,000    CA Veterans GO, Series BH                        5.500    12/01/2024      12/01/2005 1         90,777
-------------------------------------------------------------------------------------------------------------------
   135,000    CA Veterans GO, Series BH                        5.600    12/01/2032      12/01/2005 1        135,807
-------------------------------------------------------------------------------------------------------------------
    50,000    CA Veterans GO, Series BP                        5.500    12/01/2026      06/01/2005 1         50,027
-------------------------------------------------------------------------------------------------------------------
    10,000    CA Veterans GO, Series BT                        5.100    12/01/2013      12/01/2006 1         10,181
-------------------------------------------------------------------------------------------------------------------
   140,000    CA Veterans GO, Series BX                        5.500    12/01/2031      06/01/2007 1        143,550
-------------------------------------------------------------------------------------------------------------------
    15,000    CA Veterans GO, Series BZ                        5.350    12/01/2021      06/01/2008 1         15,440
-------------------------------------------------------------------------------------------------------------------
    50,000    CA Water Resource Devel. GO, Series N            5.500    06/01/2011      06/02/2005 1         50,116
-------------------------------------------------------------------------------------------------------------------
    50,000    CA Water Resource Devel. GO, Series Q            5.000    03/01/2016      03/02/2005 1         50,060
-------------------------------------------------------------------------------------------------------------------
   735,000    Calaveras County Special Tax
              Community Facilities District No. 2              7.000    09/01/2026      09/01/2011 1        816,438
-------------------------------------------------------------------------------------------------------------------
    10,000    Carlsbad Hsg. & Redevel. Commission
              Tax Allocation                                   5.250    09/01/2019      03/01/2005 1         10,122
-------------------------------------------------------------------------------------------------------------------
    85,000    Castaic Union School District                    8.500    10/01/2013      04/01/2005 1         85,300
-------------------------------------------------------------------------------------------------------------------
     5,000    Central CA Joint Powers Health Financing
              Authority COP (FCH/CCH/SCH/CALC/SMCH
              Obligated Group)                                 5.500    02/01/2015      02/01/2005 1          5,004
-------------------------------------------------------------------------------------------------------------------
    15,000    Chico (Walker Senior Hsg. Corp.)                 5.700    11/01/2023      11/01/2005 1         15,162
-------------------------------------------------------------------------------------------------------------------
    15,000    Clayton Redevel. Agency                          5.500    08/01/2024      02/01/2005 1         15,221
-------------------------------------------------------------------------------------------------------------------
   595,000    Coalinga Regional Medical Center COP             5.000    09/01/2014      09/01/2008 3        594,887
-------------------------------------------------------------------------------------------------------------------
    95,000    Contra Costa County Multifamily Hsg.
              (Crescent Park Apartments)                       7.800    12/20/2014      06/20/2005 1         99,943
-------------------------------------------------------------------------------------------------------------------
    30,000    Crescent City Public Financing Authority         7.750    09/15/2012      09/15/2005 1         30,070


             19 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

PRINCIPAL                                                                                  EFFECTIVE          VALUE
   AMOUNT                                                    COUPON       MATURITY         MATURITY*     SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$  20,000     Culver City Unified School District GO         5.700%     08/01/2025      08/01/2007 1    $    21,588
-------------------------------------------------------------------------------------------------------------------
   25,000     Cupertino Union School District GO             5.600      08/01/2021      08/01/2005 1         25,306
-------------------------------------------------------------------------------------------------------------------
   15,000     El Centro Redevel. Agency                      5.500      11/01/2026      11/01/2008 1         15,989
-------------------------------------------------------------------------------------------------------------------
  145,000     Emeryville Public Financing Authority          6.200      09/01/2025      09/01/2006 1        150,443
-------------------------------------------------------------------------------------------------------------------
  175,000     Fontana Public Finance Authority, Series A     5.625      09/01/2024      09/01/2005 1        177,616
-------------------------------------------------------------------------------------------------------------------
   30,000     Garden Grove COP
              (Bahia Village/Emerald Isle)                   5.700      08/01/2023      08/01/2005 1         30,520
-------------------------------------------------------------------------------------------------------------------
   45,000     Hayward Improvement Bond Act 1915              7.100      09/02/2018      03/02/2005 1         45,985
-------------------------------------------------------------------------------------------------------------------
    5,000     Horicon Elementary School District             6.100      08/01/2021      08/01/2007 1          5,242
-------------------------------------------------------------------------------------------------------------------
   10,000     Indian Wells Redevel. Agency Tax Allocation    5.375      12/01/2022      12/01/2005 1         10,434
-------------------------------------------------------------------------------------------------------------------
  280,000     Lake Elsinore Public Financing Authority,
              Series F                                       7.100      09/01/2020      09/01/2007 1        303,713
-------------------------------------------------------------------------------------------------------------------
   15,000     Lakeside Union Elementary School District      6.750      09/01/2026      03/01/2005 1         15,328
-------------------------------------------------------------------------------------------------------------------
   10,000     Loma Linda Collateralized Loan (Redlands)      7.375      06/01/2009      06/01/2005 1         10,127
-------------------------------------------------------------------------------------------------------------------
  120,000     Loma Linda Hospital
              (Loma Linda University Medical Center)         5.375      12/01/2022      06/01/2005 1        122,186
-------------------------------------------------------------------------------------------------------------------
  295,000     Long Beach Harbor Department                   5.375      05/15/2020      05/15/2007 1        302,797
-------------------------------------------------------------------------------------------------------------------
   50,000     Los Angeles County COP                         5.800      12/01/2023      06/01/2005 1         50,391
-------------------------------------------------------------------------------------------------------------------
   10,000     Los Angeles County Public Works
              Financing Authority                            5.250      12/01/2016      06/01/2005 1         10,121
-------------------------------------------------------------------------------------------------------------------
   10,000     Los Angeles Department of Airports
              (Ontario International Airport)                6.000      05/15/2026      05/15/2006 1         10,486
-------------------------------------------------------------------------------------------------------------------
   15,000     Los Angeles Mtg. (Section 8)                   5.350      07/01/2022      07/01/2005 1         15,010
-------------------------------------------------------------------------------------------------------------------
  100,000     Los Angeles Regional Airports
              Improvement Corp. (Laxfuel Corp.)              5.250      01/01/2023      01/01/2012 1        104,321
-------------------------------------------------------------------------------------------------------------------
   20,000     Los Angeles Regional Airports
              Improvement Corp. (Laxfuel Corp.)              6.375      01/01/2024      07/01/2005 1         20,256
-------------------------------------------------------------------------------------------------------------------
  175,000     Los Angeles Single Family Mtg.
              (Government National Mortgage Assn.
              & FNMA Mtg. Backed), Series A                  6.875      06/01/2025      06/01/2005 1        175,063
-------------------------------------------------------------------------------------------------------------------
   35,000     M-S-R Public Power Agency (San Juan)           6.000      07/01/2022      07/01/2005 1         35,518
-------------------------------------------------------------------------------------------------------------------
   10,000     Madera County COP
              (Valley Children's Hospital)                   5.750      03/15/2028      03/15/2005 1         10,237
-------------------------------------------------------------------------------------------------------------------
   50,000     Merced Irrigation District                     6.200      09/01/2016      09/01/2005 1         51,569
-------------------------------------------------------------------------------------------------------------------
   10,000     Milpitas Improvement Bond Act 1915             5.700      09/02/2018      03/02/2005 1         10,317
-------------------------------------------------------------------------------------------------------------------
  115,000     Montclair Redevel. Agency Tax Allocation
              (Redevel. Project Area III)                    5.500      12/01/2027      12/01/2006 1        122,814
-------------------------------------------------------------------------------------------------------------------
   10,000     Monterey County COP (Sheriffs Facility)        5.000      12/01/2014      12/01/2005 1         10,071
-------------------------------------------------------------------------------------------------------------------
   10,000     Monterey Joint Powers Financing Authority
              (Materials Recovery Facilities)                5.500      03/01/2010      03/01/2005 1         10,166
-------------------------------------------------------------------------------------------------------------------
   45,000     Monterey Joint Powers Financing Authority
              (Materials Recovery Facilities)                5.600      03/01/2012      03/01/2005 1         45,964
-------------------------------------------------------------------------------------------------------------------
   50,000     Monterey Joint Powers Financing Authority
              (Materials Recovery Facilities)                5.600      03/01/2013      03/01/2005 1         51,191


             20 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

PRINCIPAL                                                                                  EFFECTIVE          VALUE
   AMOUNT                                                    COUPON       MATURITY         MATURITY*     SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$  50,000     Monterey Joint Powers Financing Authority
              (Materials Recovery Facilities)                5.700%     03/01/2015      03/01/2005 1    $    51,434
-------------------------------------------------------------------------------------------------------------------
   20,000     Monterey Joint Powers Financing Authority
              (Materials Recovery Facilities)                5.700      03/01/2016      03/01/2005 1         20,622
-------------------------------------------------------------------------------------------------------------------
   55,000     Moreno Valley Special Tax
              (Towngate Community Facilities)                6.125      12/01/2021      06/01/2005 1         55,721
-------------------------------------------------------------------------------------------------------------------
   25,000     Morgan Hill Redevel. Agency
              (LaCrosse Village)                             6.450      12/01/2027      12/01/2005 1         26,057
-------------------------------------------------------------------------------------------------------------------
  120,000     Northern CA Tobacco Securitization
              Authority (TASC), Series B                     5.000      06/01/2028      04/26/2010 2        111,859
-------------------------------------------------------------------------------------------------------------------
   70,000     Norwalk Community Facilities Financing
              Authority, Series B                            7.400      09/15/2025      09/15/2005 1         72,985
-------------------------------------------------------------------------------------------------------------------
  200,000     Oakland GO                                     5.875      06/15/2019      06/15/2005 1        206,534
-------------------------------------------------------------------------------------------------------------------
   15,000     Oakland GO                                     6.000      06/15/2017      06/15/2005 1         15,339
-------------------------------------------------------------------------------------------------------------------
   50,000     Olivenhain Municipal Water District
              Bond Act 1915                                  5.450      09/02/2027      09/02/2009 1         51,613
-------------------------------------------------------------------------------------------------------------------
   70,000     Orange County Recovery COP                     6.000      07/01/2026      07/01/2006 1         74,780
-------------------------------------------------------------------------------------------------------------------
   40,000     Palm Desert Financing Authority Various
              Assessment & Community Facilities Districts    6.000      10/01/2020      10/01/2009 1         41,400
-------------------------------------------------------------------------------------------------------------------
   40,000     Palm Springs Unified School District GO        5.300      02/01/2017      02/01/2005 1         41,352
-------------------------------------------------------------------------------------------------------------------
   15,000     Paramount Multifamily Hsg.
              (Prince Twin Towers Property)                  5.700      02/20/2033      08/20/2009 1         15,410
-------------------------------------------------------------------------------------------------------------------
  125,000     Pittsburg Infrastructure Financing
              Authority, Series B                            6.000      09/02/2024      09/02/2010 1        128,801
-------------------------------------------------------------------------------------------------------------------
   25,000     R.E. Badger Water Facilities Financing
              Authority                                      5.750      10/01/2024      10/01/2007 1         27,242
-------------------------------------------------------------------------------------------------------------------
   25,000     Rancho Mirage Redevel. Agency Tax
              Allocation (Whitewater Redevel.)               5.000      04/01/2024      04/01/2005 1         25,240
-------------------------------------------------------------------------------------------------------------------
  500,000     Riverside County Public Financing
              Authority COP                                  5.750      05/15/2019      05/15/2009 1        527,925
-------------------------------------------------------------------------------------------------------------------
  590,000     Riverside County Public Financing
              Authority Improvement Bond Act of 1915
              (Rancho Village)                               6.250      09/02/2013      08/12/2010 2        632,816
-------------------------------------------------------------------------------------------------------------------
   10,000     Rosemead Redevel. Agency                       5.500      10/01/2018      10/01/2005 1         10,082
-------------------------------------------------------------------------------------------------------------------
  110,000     Rosemead Redevel. Agency                       5.600      10/01/2033      10/01/2005 1        110,642
-------------------------------------------------------------------------------------------------------------------
  750,000     Roseville Woodcreek West Community
              Facility                                       6.700      09/01/2025      09/01/2011 1        799,785
-------------------------------------------------------------------------------------------------------------------
   50,000     Sacramento County Airport System, Series A     5.900      07/01/2024      07/01/2006 1         52,960
-------------------------------------------------------------------------------------------------------------------
   60,000     Sacramento Improvement Bond Act
              (Willowcreek II)                               6.700      09/02/2022      03/02/2005 1         61,887
-------------------------------------------------------------------------------------------------------------------
  250,000     Sacramento Power Authority (Cogeneration)      6.000      07/01/2022      07/01/2006 1        262,643
-------------------------------------------------------------------------------------------------------------------
  205,000     Sacramento Special Tax
              (Community Facilities District No. 97-1)       6.750      09/01/2027      09/01/2005 1        212,804
-------------------------------------------------------------------------------------------------------------------
   10,000     Sacramento Special Tax
              (Community Facilities District No. 97-1)       5.700      12/01/2020      12/01/2009 1         10,277


             21 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

PRINCIPAL                                                                                  EFFECTIVE          VALUE
   AMOUNT                                                    COUPON       MATURITY         MATURITY*     SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$   85,000    Salinas Redevel. Agency Tax Allocation
              (Central City Revitalization)                  5.500%     11/01/2023      11/01/2008 1    $    90,838
-------------------------------------------------------------------------------------------------------------------
   105,000    San Bernardino County COP
              (Medical Center)                               5.500      08/01/2024      08/01/2006 1        106,773
-------------------------------------------------------------------------------------------------------------------
    75,000    San Bernardino Joint Powers
              Financing Authority (California
              Department of Transportation Lease)            5.500      12/01/2020      12/01/2007 1         77,593
-------------------------------------------------------------------------------------------------------------------
    25,000    San Bernardino Joint Powers Financing
              Authority (Department of Transportation)       5.500      12/01/2020      12/01/2005 1         26,111
-------------------------------------------------------------------------------------------------------------------
    40,000    San Buenaventura Public Facilities
              Financing Authority                            5.750      06/01/2014      06/01/2005 1         41,272
-------------------------------------------------------------------------------------------------------------------
    20,000    San Diego County Hsg.
              (Orange Glen Apartments)                       6.150      08/01/2020      08/01/2005 1         20,576
-------------------------------------------------------------------------------------------------------------------
    50,000    San Diego Industrial Devel.
              (San Diego Gas & Electric Company)             5.900      06/01/2018      06/01/2005 1         50,519
-------------------------------------------------------------------------------------------------------------------
    15,000    San Diego Industrial Devel.
              (San Diego Gas & Electric Company)             5.900      09/01/2018      09/01/2005 1         15,173
-------------------------------------------------------------------------------------------------------------------
   100,000    San Diego Public Facilities Financing
              Authority                                      5.000      05/15/2025      05/15/2007 1        101,511
-------------------------------------------------------------------------------------------------------------------
    25,000    San Diego Public Facilities Financing
              Authority                                      5.250      05/15/2020      05/15/2005 1         25,162
-------------------------------------------------------------------------------------------------------------------
    40,000    San Diego Sewer                                5.000      05/15/2023      05/15/2005 1         40,231
-------------------------------------------------------------------------------------------------------------------
    50,000    San Diego Sewer, Series A                      5.250      05/15/2020      05/15/2005 1         50,363
-------------------------------------------------------------------------------------------------------------------
    50,000    San Francisco Bay Area Rapid Transit District  5.500      07/01/2015      07/01/2005 1         51,142
-------------------------------------------------------------------------------------------------------------------
    50,000    San Francisco City & County
              Airports Commission                            5.500      05/01/2015      05/01/2008 1         53,371
-------------------------------------------------------------------------------------------------------------------
    20,000    San Francisco City & County
              Airports Commission                            5.500      05/01/2026      05/01/2007 1         20,754
-------------------------------------------------------------------------------------------------------------------
    50,000    San Francisco City & County
              Airports Commission                            5.500      05/01/2026      05/01/2007 1         51,886
-------------------------------------------------------------------------------------------------------------------
   250,000    San Francisco City & County
              Airports Commission                            5.625      05/01/2021      05/01/2008 1        262,368
-------------------------------------------------------------------------------------------------------------------
   110,000    San Francisco City & County
              Airports Commission                            5.750      05/01/2020      05/01/2005 1        111,846
-------------------------------------------------------------------------------------------------------------------
    45,000    San Francisco City & County
              Airports Commission                            5.900      05/01/2025      05/01/2005 1         45,788
-------------------------------------------------------------------------------------------------------------------
    90,000    San Francisco City & County
              Redevel. Agency                                6.750      07/01/2025      07/01/2005 1         92,096
-------------------------------------------------------------------------------------------------------------------
    10,000    San Francisco City & County Redevel.
              Agency (FHA Insured-Section 8)                 6.850      07/01/2024      07/01/2005 1         10,022
-------------------------------------------------------------------------------------------------------------------
    40,000    San Francisco City & County Redevel.
              Agency (South Beach)                           5.700      03/01/2029      03/01/2006 1         40,422
-------------------------------------------------------------------------------------------------------------------
    25,000    San Gabriel Valley Schools Financing
              Authority (Pomona Unified School District)     5.800      02/01/2019      02/01/2005 1         25,565


             22 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

PRINCIPAL                                                                                  EFFECTIVE          VALUE
   AMOUNT                                                    COUPON       MATURITY         MATURITY*     SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$  25,000     San Gabriel Valley Schools Financing
              Authority (Pomona Unified School District)     5.850%     02/01/2020      02/01/2005 1    $    25,573
-------------------------------------------------------------------------------------------------------------------
  100,000     San Gabriel Valley Schools Financing
              Authority (Pomona Unified School District)     5.875      02/01/2021      02/01/2006 1        102,311
-------------------------------------------------------------------------------------------------------------------
   50,000     San Jacinto Redevel. Agency                    6.250      12/01/2023      12/01/2005 1         50,694
-------------------------------------------------------------------------------------------------------------------
   70,000     San Jose Finance Authority, Series B           5.625      11/15/2018      05/15/2005 1         70,162
-------------------------------------------------------------------------------------------------------------------
   45,000     San Jose Redevel. Agency                       5.750      08/01/2024      02/01/2005 1         45,559
-------------------------------------------------------------------------------------------------------------------
   10,000     San Jose Redevel. Agency Tax Allocation        5.000      08/01/2020      02/01/2006 1         10,104
-------------------------------------------------------------------------------------------------------------------
    5,000     San Jose-Santa Clara Water
              Financing Authority                            5.375      11/15/2020      11/15/2005 1          5,162
-------------------------------------------------------------------------------------------------------------------
   15,000     San Pablo Redevel. Agency                      6.000      12/01/2017      06/01/2005 1         15,339
-------------------------------------------------------------------------------------------------------------------
   10,000     San Pablo Redevel. Agency
              (Tax Allocation-Merged Project Area)           5.250      12/01/2023      12/01/2006 1         10,218
-------------------------------------------------------------------------------------------------------------------
   50,000     Santa Cruz Sewer
              (Secondary Wastewater Treatment)               5.700      11/01/2023      05/01/2005 1         50,119
-------------------------------------------------------------------------------------------------------------------
  990,000     Santaluz Special Tax Community
              Facilities District No. 2                      6.375      09/01/2030      09/01/2007 1      1,012,572
-------------------------------------------------------------------------------------------------------------------
   70,000     South Tahoe Joint Powers
              Financing Authority                            5.750      10/01/2025      10/01/2005 1         72,839
-------------------------------------------------------------------------------------------------------------------
  200,000     South Tahoe Joint Powers
              Financing Authority                            6.000      10/01/2028      10/01/2005 1        207,632
-------------------------------------------------------------------------------------------------------------------
  240,000     Southern CA Public Power Authority             5.500      07/01/2020      07/01/2005 1        240,605
-------------------------------------------------------------------------------------------------------------------
   70,000     Southern CA Public Power Authority             5.500      07/01/2020      07/01/2005 1         70,149
-------------------------------------------------------------------------------------------------------------------
    5,000     Southern CA Public Power Authority             5.500      07/01/2020      07/01/2005 1          5,006
-------------------------------------------------------------------------------------------------------------------
   85,000     Southern CA Public Power Authority             6.000      07/01/2018      07/01/2005 1         85,249
-------------------------------------------------------------------------------------------------------------------
  250,000     Southern CA Public Power Authority             7.000      07/01/2009      07/01/2005 1        255,738
-------------------------------------------------------------------------------------------------------------------
   90,000     Southern CA Tobacco Securitization
              Authority (TASC)                               5.500      06/01/2036      08/18/2014 3         80,818
-------------------------------------------------------------------------------------------------------------------
   25,000     Stockton Health Facilities
              (Dameron Hospital Association)                 5.700      12/01/2014      12/01/2007 1         26,330
-------------------------------------------------------------------------------------------------------------------
   55,000     Stockton Public Financing Authority,
              Series B                                       6.350      09/02/2010      03/02/2005 1         59,023
-------------------------------------------------------------------------------------------------------------------
  750,000     Tejon Ranch Public Facilities
              Finance Authority Special Tax
              (Community Facilities District No.1)           7.200      09/01/2030      03/01/2005 1        773,145
-------------------------------------------------------------------------------------------------------------------
   50,000     Tracy Community Facilities District
              Special Tax (Plan C Properties)                5.700      08/01/2023      08/02/2010 1         51,514
-------------------------------------------------------------------------------------------------------------------
   30,000     Tracy COP (Community Park & Civic Center)      6.625      03/01/2018      03/01/2005 1         30,096
-------------------------------------------------------------------------------------------------------------------
   20,000     Tri-City Hospital District                     6.000      02/01/2022      02/01/2005 1         20,280
-------------------------------------------------------------------------------------------------------------------
  250,000     Vacaville Public Financing Authority           5.400      09/01/2022      09/01/2005 1        253,963
-------------------------------------------------------------------------------------------------------------------
  110,000     Vacaville Redevel. Agency
              (Vacaville Community Hsg.)                     6.000      11/01/2024      11/01/2010 1        116,766
-------------------------------------------------------------------------------------------------------------------
  150,000     Vallejo COP (Marine World Foundation) 7        7.000      02/01/2017      02/01/2007 1        157,268
-------------------------------------------------------------------------------------------------------------------
  125,000     Washington Township Hospital District          5.500      07/01/2018      07/01/2005 1        125,694


             23 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

PRINCIPAL                                                                               EFFECTIVE        VALUE
   AMOUNT                                                    COUPON     MATURITY        MATURITY*   SEE NOTE 1
---------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$ 50,000      West Patterson Financing Authority
              Special Tax                                    6.600%   09/01/2033     03/01/2008 1  $    51,085
---------------------------------------------------------------------------------------------------------------
  20,000      West Sacramento Improvement
              Bond Act 1915                                  8.500    09/02/2017     11/01/2015 3       20,221
---------------------------------------------------------------------------------------------------------------
  10,000      West Sacramento Special Tax
              Community Facilities District                  6.650    09/01/2019     03/01/2010 1       10,808
---------------------------------------------------------------------------------------------------------------
  15,000      Western Municipal Water Districts              7.125    09/02/2014     03/02/2005 1       15,482
                                                                                                   ------------
                                                                                                    33,359,086
---------------------------------------------------------------------------------------------------------------
 U.S. POSSESSIONS--6.6%
 250,000      Puerto Rico Electric Power Authority           5.375    07/01/2030     07/01/2005 1      257,118
---------------------------------------------------------------------------------------------------------------
 195,000      Puerto Rico HBFA                               6.250    04/01/2029     04/01/2006 1      199,469
---------------------------------------------------------------------------------------------------------------
   5,000      Puerto Rico HFC                                7.300    10/01/2006     04/01/2005 1        5,013
---------------------------------------------------------------------------------------------------------------
   5,000      Puerto Rico HFC                                7.500    10/01/2015     04/01/2005 1        5,008
---------------------------------------------------------------------------------------------------------------
 200,000      Puerto Rico Highway &
              Transportation Authority                       5.000    07/01/2022     07/01/2005 1      201,510
---------------------------------------------------------------------------------------------------------------
 100,000      Puerto Rico ITEMECF
              (Congeneration Facilities)                     6.625    06/01/2026     06/01/2010 1      108,568
---------------------------------------------------------------------------------------------------------------
  40,000      Puerto Rico Port Authority, Series D           6.000    07/01/2021     07/01/2005 1       40,228
---------------------------------------------------------------------------------------------------------------
 570,000      Puerto Rico Port Authority, Series D           7.000    07/01/2014     07/01/2005 1      580,260
---------------------------------------------------------------------------------------------------------------
 225,000      University of Puerto Rico, Series O            5.375    06/01/2030     06/01/2006 1      229,115
---------------------------------------------------------------------------------------------------------------
 250,000      V.I. Public Finance Authority, Series A        5.250    10/01/2024     10/01/2014 1      266,063
---------------------------------------------------------------------------------------------------------------
  50,000      V.I. Public Finance Authority, Series A        5.500    10/01/2022     10/01/2010 1       52,229
                                                                                                   ------------
                                                                                                     1,944,581

---------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $34,693,573)--119.5%                                              35,303,667
---------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(19.5%)                                                      (5,773,203)
                                                                                                   ------------
NET ASSETS--100.0%                                                                                 $29,530,464
                                                                                                   ============

FOOTNOTES TO STATEMENT OF INVESTMENTS

* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

  1. Optional call date; corresponds to the most conservative yield calculation.

  2. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

  3. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

4. Represents a zero coupon bond.

5. When-issued security or forward commitment to be delivered and settled after January 31, 2005. See Note 1 of Notes to Financial Statements.

6. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of Notes to Financial Statements.

7. Illiquid security. The aggregate value of illiquid securities as of January 31, 2005 was $157,268, which represents 0.53% of the Fund's net assets.

See Note 5 of Notes to Financial Statements.


             24 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ABAG       Association of Bay Area Governments        HFC         Housing Finance Corp.
CALC       Community Alzheimer's Living Center        INFLOS      Inverse Floating Rate Securities
CCH        Clovis Community Hospital                  ITEMECF     Industrial, Tourist, Educational, Medical and
CDA        Communities Development Authority                      Environmental Community Facilities
COP        Certificates of Participation              MSR         Modesto Irrigation District of the City of
EFA        Educational Facilities Authority                       Santa Clara and the City of Redding
FCH        Fresno Community Hospital                  SCH         Sierra Community Hospital
FHA        Federal Housing Agency                     SMCH        Sierra Meadows Convalescent Hospital
GO         General Obligation                         TASC        Tobacco Settlement Asset-Backed Bonds
HBFA       Housing Bank and Finance Agency            V.I.        United States Virgin Islands
HFA        Housing Finance Agency/Authority

--------------------------------------------------------------------------------
INDUSTRY CONCENTRATIONS January 31, 2005
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                 VALUE         PERCENT
-------------------------------------------------------------------------------
Tobacco Settlements                                $ 8,844,451            25.1%
Special Tax                                          4,671,698            13.2
Municipal Leases                                     3,320,135             9.4
General Obligation                                   3,204,643             9.1
Special Assessment                                   2,501,670             7.1
Hospital/Health Care                                 2,319,157             6.6
Multifamily Housing                                  2,071,026             5.9
Pollution Control                                    1,823,207             5.2
Marine/Aviation Facilities                           1,737,559             4.9
Electric Utilities                                   1,387,501             3.9
Adult Living Facilities                                563,313             1.6
Higher Education                                       521,953             1.5
Single Family Housing                                  489,489             1.4
Sales Tax Revenue                                      410,400             1.2
Hotels, Restaurants & Leisure                          406,120             1.1
Sewer Utilities                                        298,211             0.8
Highways/Railways                                      252,652             0.7
Water Utilities                                        202,683             0.6
Gas Utilities                                          196,961             0.6
Student Loans                                           45,332             0.1
Higher Education                                        15,328             0.0
Resource Recovery                                       10,166             0.0
Not-for-Profit Organization                             10,013             0.0
                                                   ----------------------------
Total                                              $35,303,667           100.0%
                                                   ============================


             25 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SUMMARY OF RATINGS  January 31, 2005
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY RATINGS CATEGORY, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

RATINGS                                                                PERCENT
-------------------------------------------------------------------------------
AAA                                                                       32.8%
AA                                                                         3.7
A                                                                         12.1
BBB                                                                       46.9
BB                                                                         0.3
B                                                                          0.1
Not Rated                                                                  4.1
                                                                         ------
Total                                                                    100.0%
                                                                         ======

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             26 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

January 31, 2005
---------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------
Investments, at value (cost $34,693,573)--see accompanying statement
of investments                                                            $ 35,303,667
---------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                       527,915
Investments sold                                                               276,400
Shares of beneficial interest sold                                             176,367
Other                                                                            2,191
                                                                          -------------
Total assets                                                                36,286,540

---------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------
Bank overdraft                                                                   1,991
---------------------------------------------------------------------------------------
Payables and other liabilities:
Payable to conduit lender (see Note 6)                                       4,800,000
Investments purchased (including $253,229 purchased on a when-issued
basis or forward commitment)                                                 1,892,211
Dividends                                                                       22,564
Shares of beneficial interest redeemed                                          20,181
Distribution and service plan fees                                               4,069
Interest expense                                                                 3,007
Shareholder communications                                                       1,652
Trustees' compensation                                                             885
Transfer and shareholder servicing agent fees                                      507
Other                                                                            9,009
                                                                          -------------
Total liabilities                                                            6,756,076

---------------------------------------------------------------------------------------
NET ASSETS                                                                $ 29,530,464
                                                                          =============

---------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                $      8,575
---------------------------------------------------------------------------------------
Additional paid-in capital                                                  28,801,514
---------------------------------------------------------------------------------------
Accumulated net investment income                                              130,975
---------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                   (20,694)
---------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                     610,094
                                                                          -------------
NET ASSETS                                                                $ 29,530,464
                                                                          =============


             27 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES   Unaudited / Continued
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $19,777,287 and
5,743,443 shares of beneficial interest outstanding)                                                $3.44
Maximum offering price per share (net asset value plus sales charge of 3.50% of offering price)     $3.56
----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $793,647 and 226,350 shares of
beneficial interest outstanding)                                                                    $3.51
----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $8,959,530 and 2,605,325 shares of
beneficial interest outstanding)                                                                    $3.44

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             28 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended January 31, 2005
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                             $  677,181

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                          55,654
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                   9,590
Class B                                                                   3,251
Class C                                                                  31,124
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                   1,250
Class B                                                                     257
Class C                                                                     927
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                   7,494
Class B                                                                   1,275
Class C                                                                   4,182
--------------------------------------------------------------------------------
Interest expense                                                         47,729
--------------------------------------------------------------------------------
Legal, auditing and other professional fees                              18,042
--------------------------------------------------------------------------------
Trustees' compensation                                                    5,186
--------------------------------------------------------------------------------
Custodian fees and expenses                                               1,122
                                                                     -----------
Total expenses                                                          187,083
Less reduction to custodian expenses                                       (419)
Less payments and waivers of expenses                                   (71,195)
                                                                     -----------
Net expenses                                                            115,469


--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   561,712

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized loss on investments                                         (1,361)
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on investments     768,207

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $1,328,558
                                                                     ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             29 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  SIX MONTHS          PERIOD
                                                                       ENDED           ENDED
                                                            JANUARY 31, 2005        JULY 31,
                                                                 (UNAUDITED)          2004 1
---------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------
Net investment income                                           $    561,712    $    220,274
---------------------------------------------------------------------------------------------
Net realized loss                                                     (1,361)        (19,333)
---------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                 768,207        (158,113)
                                                                -----------------------------
Net increase in net assets resulting from operations               1,328,558          42,828

---------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                             (345,199)       (147,367)
Class B                                                              (11,779)         (4,128)
Class C                                                             (117,582)        (27,988)

---------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------
Net increase in net assets resulting from
beneficial interest transactions:
Class A                                                            7,556,268      11,680,834
Class B                                                              258,606         509,182
Class C                                                            4,646,206       4,060,025

---------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------
Total increase                                                    13,315,078      16,113,386
---------------------------------------------------------------------------------------------
Beginning of period                                               16,215,386         102,000 2
                                                                -----------------------------
End of period (including accumulated net investment income
of $130,975 and $43,823, respectively)                          $ 29,530,464    $ 16,215,386
                                                                =============================

1. For the period from February 25, 2004 (commencement of operations) to July 31, 2004.

2. Reflects the value of the Manager's initial seed money investment on February 9, 2004.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             30 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENTS OF CASH FLOWS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended January 31, 2005
--------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
--------------------------------------------------------------------------------
Net increase in net assets from operations                         $  1,328,558
--------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets from
operations to net cash used in operating activities:
Purchase of investment securities                                   (13,841,109)
Proceeds from disposition of investment securities                      876,679
Premium amortization                                                    122,932
Discount accretion                                                       (3,612)
Net realized loss on investments                                          1,361
Net change in unrealized appreciation on investments                   (768,207)
Increase in interest receivable                                        (215,140)
Increase in other assets                                                   (301)
Decrease in payable for accrued expenses                                 (9,872)
                                                                   -------------
Net cash used in operating activities                               (12,508,711)

--------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
--------------------------------------------------------------------------------
Proceeds from bank borrowing                                         11,000,000
Payments on bank borrowing                                          (10,800,000)
Proceeds from shares sold                                            13,179,549
Payment on shares redeemed                                             (965,509)
Cash distributions paid                                                (295,880)
                                                                   -------------
Net cash provided by financing activities                            12,118,160

--------------------------------------------------------------------------------
Net decrease in cash                                                   (390,551)
--------------------------------------------------------------------------------
Cash, beginning balance                                                 388,560
                                                                   -------------
Cash, ending balance                                               $     (1,991)
                                                                   =============

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $163,227.
Cash paid for interest on bank borrowings--$47,589.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             31 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                        CLASS A                               CLASS B
                                                 ------------------------------        ------------------------------
                                                       SIX MONTHS        PERIOD              SIX MONTHS        PERIOD
                                                            ENDED         ENDED                   ENDED         ENDED
                                                 JANUARY 31, 2005      JULY 31,        JANUARY 31, 2005      JULY 31,
                                                      (UNAUDITED)        2004 1             (UNAUDITED)        2004 1
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                      $  3.30       $  3.35                   $3.36         $3.35
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                         .09 2         .07                     .08 2         .05
Net realized and unrealized gain (loss)                       .13          (.06)                    .13            -- 3
                                                          -------------------------------------------------------------
Total from investment operations                              .22           .01                     .21           .05
-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         (.08)         (.06)                   (.06)         (.04)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $  3.44       $  3.30                   $3.51         $3.36
                                                          =============================================================

TOTAL RETURN, AT NET ASSET VALUE 4                           6.60%         0.21%                   6.39%         1.60%
-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                  $19,777       $11,627                   $ 794         $ 510
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                         $15,339       $ 8,381                   $ 648         $ 297
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income                                        5.27%         4.99%                   4.53%         3.96%
Total expenses                                               1.38%         1.92%                   2.60%         2.86%
Expenses after payments and waivers and
reduction to custodian expenses                              0.80%         0.76%                   1.55%         1.55%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                         2%            2%                      2%            2%

1. For the period from February 25, 2004 (commencement of operations) to July 31, 2004.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             32 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

                                                                         SIX MONTHS           PERIOD
                                                                              ENDED            ENDED
                                                                   JANUARY 31, 2005         JULY 31,
CLASS C                                                                  (UNAUDITED)          2004 1
------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $ 3.30           $ 3.35
------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                           .08 2            .05
Net realized and unrealized gain (loss)                                         .12             (.06)
                                                                             -------------------------
Total from investment operations                                                .20             (.01)
------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                           (.06)            (.04)
                                                                             -------------------------

Net asset value, end of period                                               $ 3.44           $ 3.30
                                                                             =========================

------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                             6.23%           (0.16)%

------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                     $8,960           $4,079
------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                            $6,214           $2,044
------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                          4.45%            3.92%
Total expenses                                                                 2.29%            2.93%
Expenses after payments and waivers and reduction to custodian expenses        1.55%            1.55%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                           2%               2%

1. For the period from February 25, 2004 (commencement of operations) to July 31, 2004.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             33 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Limited Term California Municipal Fund (the Fund) is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek as high a level of income exempt from federal income tax and California individual income taxes as is consistent with its investment policies and prudent investment management. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B and Class C shares. As of January 31, 2005, 2,195,065 shares of Class A, 299 shares of Class B and 299 shares of Class C were owned by the Manager and its affiliates, which represents 38.2%, 0.13% and 0.01%, respectively, of the Fund's total shares outstanding of each class. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities


             34 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of January 31, 2005, the Fund had purchased $253,229 of securities on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will invest no more than 20% of its total assets in inverse floaters. Inverse floaters amount to $622,160 as of January 31, 2005. Including the effect of leverage, inverse floaters represent 1.55% of the Fund's total assets as of January 31, 2005.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.


             35 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of January 31, 2005, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $1,361 expiring by 2013. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of January 31, 2005, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains. During the period ended July 31, 2004, the Fund did not utilize any capital loss carryforward to offset realized capital gains.

      As of July 31, 2004, the Fund had available for federal income tax purposes post-October losses of $19,333.


--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


            36 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                  SIX MONTHS ENDED JANUARY 31, 2005      PERIOD ENDED JULY 31, 2004 1,2
                           SHARES            AMOUNT            SHARES            AMOUNT
----------------------------------------------------------------------------------------
CLASS A
Sold                    2,411,767      $  8,193,084         3,598,439      $ 12,034,579
Dividends and/or
distributions
reinvested                 24,389            83,276             3,629            11,929
Redeemed                 (213,795)         (720,092)         (110,836)         (365,674)
                        ----------------------------------------------------------------
Net increase            2,222,361      $  7,556,268         3,491,232      $ 11,680,834
                        ================================================================

----------------------------------------------------------------------------------------
CLASS B
Sold                      122,932      $    425,614           288,947      $    970,279
Dividends and/or
distributions
reinvested                  2,321             8,043               829             2,769
Redeemed                  (50,509)         (175,051)         (138,468)         (463,866)
                        ----------------------------------------------------------------
Net increase               74,744      $    258,606           151,308      $    509,182
                        ================================================================

----------------------------------------------------------------------------------------
CLASS C
Sold                    1,374,460      $  4,664,829         1,230,617      $  4,042,094
Dividends and/or
distributions
reinvested                 21,157            71,908             5,467            17,931
Redeemed                  (26,674)          (90,531)               --                --
                        ----------------------------------------------------------------
Net increase            1,368,943      $  4,646,206         1,236,084      $  4,060,025
                        ================================================================

1. For the period from February 25, 2004 (commencement of operations) to July 31, 2004.

2. The Fund sold 29,850 shares of Class A and 298 shares each of Class B and Class C to the Manager upon seeding of the Fund on February 9, 2004.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended January 31, 2005, were $7,469,630 and $280,419, respectively

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.50% of the first $100 million of average daily net assets, 0.45% of the next $150 million of average daily net assets, 0.40% of the next $1,750 million of average daily net assets, and 0.39% of average daily net assets in excess of $2 billion.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2005, the Fund paid $2,242 to OFS for services to the Fund.


             37 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

OFFERING AND ORGANIZATIONAL COSTS. The Manager paid all offering and organizational costs associated with the registration and seeding of the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at January 31, 2005 for Class B and Class C shares were $15,725 and $80,967, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                                CLASS A            CLASS B          CLASS C
                            CLASS A          CONTINGENT         CONTINGENT       CONTINGENT
                          FRONT-END            DEFERRED           DEFERRED         DEFERRED
                      SALES CHARGES       SALES CHARGES      SALES CHARGES    SALES CHARGES
SIX MONTHS              RETAINED BY         RETAINED BY        RETAINED BY      RETAINED BY
ENDED                   DISTRIBUTOR         DISTRIBUTOR        DISTRIBUTOR      DISTRIBUTOR
--------------------------------------------------------------------------------------------
January 31, 2005             $1,748                 $--             $3,625             $272


             38 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. The Manager has voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that "Total Annual Fund Operating Expenses" will not exceed 0.80% for Class A shares and 1.55% for Class B, and Class C shares, respectively. During the six months ended January 31, 2005, the Manager waived management fees and/or reimbursed fees of the Fund in the amounts of $44,694, $3,424 and $23,077 for Class A, Class B and Class C shares, respectively. The voluntary waivers described above may be amended or withdrawn at any time.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of January 31, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities.

--------------------------------------------------------------------------------
6. BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Until terminated on January 21, 2005, the Fund had entered into an agreement which enabled it to participate with certain other Oppenheimer funds in a committed, unsecured line of credit with a bank, which permitted borrowings up to $540 million, collectively. Interest was charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.

      Effective January 21, 2005 the Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $800 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (2.4038% as of January 31, 2005). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $800 million facility size.


             39 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
6. BORROWINGS Continued

      For the six month period ended January 31, 2005, the average daily loan balance was $3,657,065 at an average daily interest rate of 2.607%. The Fund had borrowings outstanding of $4,800,000 at January 31, 2005 at an interest rate of 2.4038%. The Fund had gross borrowings and gross loan repayments of $11,000,000 and $10,800,000, respectively, during the six months ended January 31, 2005. The maximum amount of borrowings outstanding at any month-end during the six month period ended January 31, 2005 was $5,700,000. The Fund paid $140 in fees and $40,001 in interest during the six months ended January 31, 2005.

-------------------------------------------------------------------------------
7. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, the "Oppenheimer defendants"), as well as 51 of the Oppenheimer funds (as "Nominal Defendants") excluding the Fund, 31 present and former Directors or Trustees and 9 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Oppenheimer defendants believe that the allegations contained in the Complaints are without merit and that they, the funds named as Nominal Defendants, and the Directors/Trustees of those funds have meritorious defenses against the claims asserted. The Oppenheimer defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The Oppenheimer defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


            40 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


             41 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

ITEM 2. CODE OF ETHICS

      Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

      Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

      Not applicable to semiannual reports.

ITEM 5. NOT APPLICABLE

ITEM 6. SCHEDULE OF INVESTMENTS

      Not applicable

ITEM 7. NOT APPLICABLE

ITEM 8. NOT APPLICABLE

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      The Board is responsible for approving nominees for election as trustees. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested trustees as defined in Section 2(a)(19) of the Investment Company Act of 1940.

      The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Trustees of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM.

      Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Trustees of the named Registrant, c/o the Secretary of the Registrant.

      The Committee's process for identifying and evaluating nominees for trustees includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

Item 10. Controls and Procedures

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of January 31, 2005,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

      (B)   EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited Term California Municipal Fund


By:       /s/John V. Murphy
          -----------------
          John V. Murphy

          Chief Executive Officer

Date:     March 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/John V. Murphy
          -----------------
          John V. Murphy

          Chief Executive Officer

Date:     March 17, 2005

By:       /s/Brian W. Wixted
          ------------------
          Brian W. Wixted

          Chief Financial Officer

Date:     March 17, 2005